The Company	12 Months Ended
Dec. 31, 2011
The Company [Abstract]
The Company
The Company

Lexington Realty Trust (together with its consolidated subsidiaries, except when the context only applies to the parent entity, the “Company”) is a self-managed and self-administered Maryland statutory real estate investment trust (“REIT”) that acquires, owns and manages a geographically diversified portfolio of predominately net-leased office, industrial and retail properties. The Company also provides investment advisory and asset management services to investors in the net-lease area. As of December 31, 2011, the Company had interests in approximately 185 consolidated properties located in 39 states. As of December 31, 2010, the Company had ownership interests in approximately 195 consolidated properties in 39 states. A majority of the real properties in which the Company had an interest are generally subject to net leases or similar leases where the tenant pays all or substantially all of the cost and/or cost increases for real estate taxes, insurance, utilities and ordinary maintenance of the property. However, certain leases provide that the landlord is responsible for certain operating expenses.

The Company believes it has qualified as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Company will not be subject to federal income tax, provided that distributions to its shareholders equal at least the amount of its REIT taxable income as defined under the Code. The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualification as a REIT, so long as these activities are conducted in entities which elect to be treated as taxable REIT subsidiaries (“TRS”) under the Code. As such, the TRS are subject to federal income taxes on the income from these activities.

The Company conducts its operations either directly or indirectly through (1) property owner subsidiaries and lender subsidiaries, (2) operating partnerships in which the Company is the sole unit holder of the general partner and the sole unit holder of the limited partner that holds a majority of the limited partner interests (“OP units”) or (3) Lexington Realty Advisors, Inc. (“LRA”), a wholly-owned TRS. On December 31, 2010, Net 3 Acquisition L.P. (“Net 3”), a former operating partnership, merged into the Company and Net 3 ceased to exist for financial reporting purposes. As of December 31, 2011, the Company controlled two operating partnerships: (1) Lepercq Corporate Income Fund L.P. (“LCIF”) and (2) Lepercq Corporate Income Fund II L.P. (“LCIF II”). Property owner subsidiaries are landlords under leases for properties in which the Company has an interest and/or borrowers under loan agreements secured by properties in which the Company has an interest and lender subsidiaries are lenders under loan agreements where the Company made an investment in a loan asset, but in all cases are separate and distinct legal entities.